Segment Information	12 Months Ended
Dec. 31, 2016
Segment Information
Segment Information

16. Segment Information

The Company currently operates in three principal business segments globally — Portal advertising, Weibo and Others. Information regarding the business segments provided to the Company’s chief operating decision makers (“CODM”) are at the revenue or gross margin level. The Company currently does not allocate operating costs nor assets to its segments, as its CODM does not use such information to allocate resources or evaluate the performance of the operating segments. The Company currently does not allocate other long-lived assets to the geographic operations, except for property and equipment.

In June 2015, the Company sold the Weibo Funds to Weibo (Note 7). At the point the CODM began evaluating the performance of the Weibo segment inclusive of the Weibo Funds, which constituted a change in the Company’s segment operating performance measurements. The comparative operating results of the Portal advertising&Others segment and Weibo segment were retrospectively adjusted to include the Weibo Funds in the Weibo segment for 2014 and 2015.

The following tables present summary information by segment:

For the Year Ended December 31, 2014:

	Portal advertising	Others	Portal advertising & Others	Weibo	Total
	(In thousands, except percentages)
Net revenues	$375,504	$58,565	$434,069	$334,172	$768,241
Costs of revenues	172,078	34,664	206,742	83,599	290,341
Gross margin	54%	41%	52%	75%	62%
Operating expenses:
Sales and marketing			$108,566	$120,361	$228,927
Product development			66,490	125,832	192,322
General and administrative			56,556	26,483	83,039
Goodwill impairment			14,526	—	14,526

Total operating expenses			246,138	272,676	518,814

Loss from operations			(18,811)	(22,103)	(40,914)
Interest and other income, net			22,145	6,780	28,925
Change in fair value of option liability			—	(46,972)	(46,972)
Income (loss) from equity method investments, net			19,476	(5)	19,471
Realized gain on long-term investments			227,343	481	227,824
Investment related impairment			(17,072)	(2,521)	(19,593)

Income (loss) before income tax expense			233,081	(64,340)	168,741

Income tax expense			(5,842)	(1,128)	(6,970)

Net income (loss)			$227,239	$(65,468)	$161,771

For the Year Ended December 31, 2015:

	Portal advertising	Others	Portal advertising & Others	Weibo	Total
	(In thousands, except percentages)
Net revenues	$340,814	$61,964	$402,778	$477,891	$880,669
Costs of revenues	157,862	35,558	193,420	141,960	335,380
Gross margin	54%	43%	52%	70%	62%
Operating expenses:
Sales and marketing			$104,369	$126,059	$230,428
Product development			66,327	143,444	209,771
General and administrative			63,943	28,925	92,868

Total operating expenses			234,639	298,428	533,067

Income (loss) from operations			(25,281)	37,503	12,222
Interest and other income, net			16,048	6,344	22,392
Income (loss) from equity method investments, net			224	(6)	218
Realized gain on long-term investments			18,846	944	19,790
Investment related impairment			(474)	(8,005)	(8,479)

Income before income tax expense			9,363	36,780	46,143

Income tax expense			(7,829)	(2,591)	(10,420)

Net income			$1,534	$34,189	$35,723

For the Year Ended December 31, 2016:

	Portal advertising	Others	Portal advertising & Others	Weibo	Elimination*	Total
	(In thousands, except percentages)
Net revenues	$304,090	$74,931	$379,021	$655,800	$(3,885)	$1,030,936
Costs of revenues	136,196	47,555	183,751	171,231	(286)	354,696
Gross margin	55%	37%	52%	74%		66%
Operating expenses:
Sales and marketing			$102,384	$148,283	(3,599)	$247,068
Product development			62,140	154,088	—	216,228
General and administrative			58,256	41,218	—	99,474
Goodwill and acquired intangibles impairment			40,194	—	—	40,194

Total operating expenses			$262,974	$343,589	$(3,599)	$602,964

Income (loss) from operations			(67,704)	140,980	—	73,276
Interest and other income, net			17,456	8,757		26,213
Change in fair value of option liability			(28,456)	—		(28,456)
Loss from equity method investments, net			(11,636)	(130)		(11,766)
Realized gain on long-term investments			289,159	534		289,693
Investment related impairment			(4,272)	(40,161)		(44,433)

Income before income tax expense			194,547	109,980		304,527

Income tax expense			(22,903)	(4,316)		(27,219)

Net income			$171,644	$105,664		$277,308

* Weibo has provided certain advertising service to portal business since 2016. The related revenue and sales tax were eliminated at the consolidation level.

The following is a summary of the Company’s geographic operations:

	PRC	International	Total
	(In thousands)
Year ended and as of December 31, 2014:
Net revenues	$762,200	$6,041	$768,241
Long-lived assets	$76,439	$301	$76,740
Year ended and as of December 31, 2015:
Net revenues	$864,075	$16,594	$880,669
Long-lived assets	$56,327	$260	$56,587
Year ended and as of December 31, 2016:
Net revenues	$1,016,210	$14,726	$1,030,936
Long-lived assets	$243,288	$234	$243,522

Revenues are attributed to the countries in which the invoices are issued.